Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Finance lease receivables of the Group as lessor

(a)	Finance lease receivables of the Group as lessor as of December 31, 2018 and 2019 are as follows:

	2018
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	595,427	85,333	510,094
1 ~ 5 years		1,306,571	106,333	1,200,238
Later than 5 years		16,529	38	16,491

	~~W~~	1,918,527	191,704	1,726,823

	2019
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	529,326	94,809	434,517
1 ~ 2 years		443,708	63,226	380,482
2 ~ 3 years		469,754	37,725	432,029
3 ~ 4 years		289,798	16,773	273,025
4 ~ 5 years		150,811	4,225	146,586
Later than 5 years		16,782	44	16,738

	~~W~~	1,900,179	216,802	1,683,377

(*)	Interest income on finance lease receivables recognized during the year is ~~W~~74,933 million.

The scheduled maturities of minimum lease payments for operating leases of the Group as lessor
ii)	Operating lease

	2018
	Minimum lease payment
Not later than 1 year	~~W~~	94,540
1 ~ 5 years		180,304
Later than 5 years		10

	~~W~~	274,854

	2019
	Minimum lease payment
Not later than 1 year	~~W~~	142,140
1 ~ 2 years		118,781
2 ~ 3 years		76,379
3 ~ 4 years		37,047
4 ~ 5 years		14,984
Later than 5 years		83

	~~W~~	389,414

The scheduled maturities of minimum lease payments of the Group as lessor

(b)	The scheduled maturities of minimum lease payments for operating leases of the Group as lessor as of December 31, 2018 and 2019 are as follows:

i)	Finance lease

	2018
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	595,427	85,333	510,094
1 ~ 5 years		1,306,571	106,333	1,200,238
Later than 5 years		16,529	38	16,491

	~~W~~	1,918,527	191,704	1,726,823

	2019
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	529,326	94,809	434,517
1 ~ 2 years		443,708	63,226	380,482
2 ~ 3 years		469,754	37,725	432,029
3 ~ 4 years		289,798	16,773	273,025
4 ~ 5 years		150,811	4,225	146,586
Later than 5 years		16,782	44	16,738

	~~W~~	1,900,179	216,802	1,683,377

The changes in operating lease assets
(c)	The details of the changes in operating lease assets for the year ended December 31, 2019 are as follows:

	2019
Beginning balance	~~W~~	370,868
Acquisition		411,971
Disposition		(134,810)
Depreciation		(98,288)

Ending balance	~~W~~	549,741

The right-of-use assets by the lessee's underlying asset type
(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2019 are as follows:

	2019
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	1,306,759	(228,956)	1,077,803
Vehicle		30,051	(8,057)	21,994
Others		20,396	(7,397)	12,999

	~~W~~1,357,206		(244,410)	1,112,796

The changes in the right-of-use assets
(e)	The details of the changes in the right-of-use assets for the year ended December 31, 2019 are as follows:

	2019
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	554,478	16,528	12,570	583,576
Acquisitions		781,097	16,523	8,163	805,783
Disposals		(10,808)	(1,638)	(149)	(12,595)
Depreciation		(280,691)	(10,094)	(7,753)	(298,538)
Effects of foreign currency movements		2,890	91	—	2,981
Business combination (Note 50)		30,837	584	168	31,589

Ending balance	~~W~~	1,077,803	21,994	12,999	1,112,796

The maturity of the lease liability
(f)	The details of the maturity of the lease liability as of December 31, 2019 are as follows:

	2019
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	20,967	34,357	47,644	86,228	848,699	28,973	1,066,868
Vehicle		1,378	1,542	2,178	4,108	14,410	—	23,616
Others		959	994	1,288	2,057	8,477	—	13,775

	~~W~~23,304		36,893	51,110	92,393	871,586	28,973	1,104,259

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

The lease payments for low-value assets and short-term leases
(g)	The lease payments for low-value assets and short-term leases for the year ended December 31, 2019 are as follows:

	2019
Low-value assets	~~W~~	5,045
Short-term lease (*)		907

Total	~~W~~	5,952

(*)	The payments less than 1 month are included.